Commitments and contingencies - Lease commitments (Details)	12 Months Ended
	Jun. 30, 2021 USD ($) agreement	Jun. 30, 2021 CNY (¥) agreement	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jul. 01, 2019 USD ($)
Loss Contingencies [Line Items]
Number of Operating Lease Agreements | agreement	7	7
Incremental borrowing rate	6.09%
Least cost	$ 18,000	¥ 120,000
Sublease income	18,000	¥ 120,000
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	281,504
2023	265,505
2024	273,750
2025	164,238
2026	79,534
Thereafter	280,185
Total lease payments	1,344,716
Less: Interest	(208,642)
Present value of lease liabilities	$ 1,136,074
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities
Continuing operations
Loss Contingencies [Line Items]
Rent expense	$ 415,673		$ 221,844	$ 348,408
Discontinued operations.
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Present value of lease liabilities	1,136,074
Adjustment | ASU 2016-02
Loss Contingencies [Line Items]
Right of use ("ROU") assets	1,300,000				$ 1,300,000
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Present value of lease liabilities	$ 1,300,000				$ 1,300,000